FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Cash and cash equivalents	$ 20,886	$ 36,075	$ 75,178	$ 78,370